              PROTECTED EQUITY PORTFOLIO VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2010
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Protected Equity Portfolio Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

The Variable Funding Options are:

METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market Portfolio -- Class A
  MetLife Stock Index Portfolio -- Class D


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-
800 -- 289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



                                    SUMMARY:

                           PROTECTED EQUITY PORTFOLIO

The following is added after the first paragraph in the subsection "Who can purchase this Contract?":

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                    FEE TABLE

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UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-874-1225.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      0.38%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                  DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE
                                                     AND/OR                                     ANNUAL        WAIVER
                                      MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE
UNDERLYING FUND                           FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT
---------------                       ----------  ------------  --------  ------------------  ---------  ---------------
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market
     Portfolio -- Class A...........     0.32%          --        0.02%           --             0.34%         0.01%
  MetLife Stock Index
     Portfolio -- Class D...........     0.25%        0.10%       0.03%           --             0.38%         0.01%
                                       NET TOTAL
                                        ANNUAL
                                       OPERATING
UNDERLYING FUND                       EXPENSES**
---------------                       ----------
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market
     Portfolio -- Class A...........     0.33%(1)
  MetLife Stock Index
     Portfolio -- Class D...........     0.37%(2)


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
(1) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.

                              THE ANNUITY CONTRACT

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THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-874-1225 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
METROPOLITAN SERIES FUND, INC.
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class D              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC


                             CHARGES AND DEDUCTIONS

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PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

                           FEDERAL TAX CONSIDERATIONS

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MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.